Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Schedule of property, plant and equipment

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total

	(in US$’000)
Cost
As at January 1, 2023	2,233	16,836	7,454	31,738	54,550	112,811
Additions	—	216	99	1,094	36,916	38,325
Disposals	—	—	(230)	(468)	—	(698)
Divestment of subsidiaries	—	(202)	—	(172)	—	(374)
Transfers	54,549	1,420	16,373	8,453	(80,795)	—
Exchange differences	(60)	(418)	(212)	(828)	(2,250)	(3,768)
As at December 31, 2023	56,722	17,852	23,484	39,817	8,421	146,296
Accumulated depreciation and impairment
As at January 1, 2023	1,753	13,282	2,670	19,159	—	36,864
Depreciation	565	1,824	1,008	4,491	—	7,888
Impairment	—	515	2,013	1,150	—	3,678
Disposals	—	—	(148)	(464)	—	(612)
Divestment of subsidiaries	—	(97)	—	(143)	—	(240)
Exchange differences	(48)	(356)	(80)	(525)	—	(1,009)
As at December 31, 2023	2,270	15,168	5,463	23,668	—	46,569
Net book value
As at December 31, 2023	54,452	2,684	18,021	16,149	8,421	99,727

				Furniture
				and
				fixtures,
				other
			Plant	equipment
		Leasehold	and	and motor	Construction
	Buildings	improvements	equipment	vehicles	in progress	Total

	(in US$’000)
Cost
As at January 1, 2022	2,432	17,828	5,987	27,957	19,970	74,174
Additions	—	171	541	4,945	40,625	46,282
Disposals	—	(1,105)	(2)	(529)	—	(1,636)
Transfers	—	1,336	1,412	1,637	(4,385)	—
Exchange differences	(199)	(1,394)	(484)	(2,272)	(1,660)	(6,009)
As at December 31, 2022	2,233	16,836	7,454	31,738	54,550	112,811
Accumulated depreciation
As at January 1, 2022	1,788	11,571	2,352	17,188	—	32,899
Depreciation	116	3,741	590	3,880	—	8,327
Disposals	—	(1,018)	(2)	(505)	—	(1,525)
Transfers	—	—	(56)	56	—	—
Exchange differences	(151)	(1,012)	(214)	(1,460)	—	(2,837)
As at December 31, 2022	1,753	13,282	2,670	19,159	—	36,864
Net book value
As at December 31, 2022	480	3,554	4,784	12,579	54,550	75,947